Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) (Share-based performance-earned restricted stock ("PERS"), USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Share-based performance-earned restricted stock ("PERS")
Weighted-average grant-date fair value
Beginning balance	$ 17.29
Shares granted	$ 21.49	$ 19.31	$ 18.96
Shares forfeited	$ 20.14
Shares vested	$ 14.49
Ending balance	$ 20.18	$ 17.29
Shares
Beginning balance	1,035,000
Shares granted	468,000
Shares forfeited	(14,000)
Shares vested	(419,000)
Ending balance	1,070,000	1,035,000